Quarterly portfolio holdings
John Hancock
Emerging Markets Equity Fund
International equity
July 31, 2026
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Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 86.7%		$1,300,471,627
(Cost $872,252,582)
Brazil 3.8%		56,591,767
Banco BTG Pactual SA	2,008,900	22,509,794
Raia Drogasil SA	1,632,900	5,952,870
Vivara Participacoes SA	917,800	4,015,822
WEG SA	2,589,700	24,113,281
China 19.2%		288,635,446
Centre Testing International Group Company, Ltd., Class A	11,397,408	24,264,814
Contemporary Amperex Technology Company, Ltd., Class A	783,183	45,913,875
Eastroc Beverage Group Company, Ltd., Class A	475,607	9,576,167
NARI Technology Company, Ltd., Class A	8,927,677	32,179,510
NAURA Technology Group Company, Ltd., Class A	330,570	33,583,591
Shenzhen Inovance Technology Company, Ltd., Class A	2,002,370	19,011,388
Sungrow Power Supply Company, Ltd., Class A	1,123,794	17,281,948
Sunny Optical Technology Group Company, Ltd.	3,992,200	28,532,897
Tencent Holdings, Ltd.	1,281,300	78,291,256
Greece 2.0%		30,071,451
Piraeus Bank SA (A)	2,578,128	30,071,451
Hong Kong 2.5%		37,925,055
Alibaba Group Holding, Ltd.	2,489,600	37,925,055
India 11.5%		172,011,223
360 ONE WAM, Ltd.	1,574,677	18,722,407
AU Small Finance Bank, Ltd. (B)	1,220,462	13,378,077
Coforge, Ltd.	417,465	7,533,791
Eternal, Ltd. (A)	4,777,194	15,149,591
ICICI Bank, Ltd.	999,557	15,006,792
KEI Industries, Ltd.	582,104	30,447,173
Mahindra & Mahindra, Ltd.	730,355	25,964,114
MakeMyTrip, Ltd. (A)	261,883	14,914,237
Max Healthcare Institute, Ltd.	1,213,393	14,002,489
Radico Khaitan, Ltd.	370,807	16,892,552
Indonesia 1.7%		24,829,024
Bank Mandiri Persero Tbk PT	73,008,900	16,986,967
Sumber Alfaria Trijaya Tbk PT	106,636,300	7,842,057
Luxembourg 0.4%		6,676,279
Globant SA (A)	182,412	6,676,279
Mexico 5.7%		85,375,098
Arca Continental SAB de CV	1,187,000	13,557,686
BBB Foods, Inc., Class A (A)	152,560	6,305,305
Coca-Cola Femsa SAB de CV	434,961	4,719,915
Coca-Cola Femsa SAB de CV, ADR	108,798	11,779,559
Grupo Financiero Banorte SAB de CV, Series O	2,693,400	31,046,530
Regional SAB de CV	2,183,300	17,966,103
Peru 0.8%		12,445,219
Credicorp, Ltd.	31,068	12,445,219
Poland 1.5%		21,719,112
Allegro.eu SA (A)(B)	1,802,990	21,719,112
Russia 0.2%		2,499,507
Sberbank of Russia PJSC, ADR (A)(C)	558,398	2,499,507
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia 0.5%		$7,611,724
Saudi Tadawul Group Holding Company	240,495	7,611,724
Singapore 1.1%		16,592,079
Grab Holdings, Ltd., Class A (A)	2,083,866	7,293,531
Sea, Ltd., ADR (A)	87,114	9,298,548
South Africa 1.6%		23,508,560
FirstRand, Ltd.	3,930,822	23,508,560
South Korea 8.3%		124,945,208
Doosan Fuel Cell Company, Ltd. (A)	345,327	5,885,761
KB Financial Group, Inc.	88,318	10,336,453
Samsung Biologics Company, Ltd. (A)(B)	22,750	23,406,070
SK Hynix, Inc.	66,816	75,879,924
TechWing, Inc.	334,090	9,437,000
Taiwan 23.0%		344,815,640
ASE Technology Holding Company, Ltd.	832,000	14,197,659
E Ink Holdings, Inc.	5,146,000	29,776,321
Elite Material Company, Ltd.	88,000	12,632,627
eMemory Technology, Inc.	406,000	30,503,800
MediaTek, Inc.	416,000	44,315,516
Taiwan Semiconductor Manufacturing Company, Ltd.	2,885,000	213,389,717
United Kingdom 1.8%		27,297,028
Anglo American PLC	539,240	27,297,028
Uruguay 1.1%		16,922,207

MercadoLibre, Inc. (A)	9,011	16,922,207
Preferred securities 12.9%		$193,713,721
(Cost $38,882,325)
Brazil 1.3%		20,178,754
Itau Unibanco Holding SA	2,384,918	20,178,754
South Korea 11.6%		173,534,967
Samsung Electronics Company, Ltd.	1,380,934	173,534,967

	Yield (%)	Shares	Value
Short-term investments 0.7%			$10,564,288
(Cost $10,564,288)
Short-term funds 0.7%			10,564,288
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.5171(D)	10,564,288	10,564,288

Total investments (Cost $921,699,195) 100.3%	$1,504,749,636
Other assets and liabilities, net (0.3%)	(4,005,809)
Total net assets 100.0%	$1,500,743,827

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following sector composition as a percentage of net assets on 7-31-26:
Information technology	45.3%
Financials	16.2%
Industrials	13.8%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	3

Consumer discretionary	9.7%
Communication services	5.2%
Consumer staples	5.1%
Health care	2.5%
Materials	1.8%
Short-term investments and other	0.4%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$56,591,767	$56,591,767	—	—
China	288,635,446	—	$288,635,446	—
Greece	30,071,451	—	30,071,451	—
Hong Kong	37,925,055	—	37,925,055	—
India	172,011,223	14,914,237	157,096,986	—
Indonesia	24,829,024	—	24,829,024	—
Luxembourg	6,676,279	6,676,279	—	—
Mexico	85,375,098	85,375,098	—	—
Peru	12,445,219	12,445,219	—	—
Poland	21,719,112	—	21,719,112	—
Russia	2,499,507	—	—	$2,499,507
Saudi Arabia	7,611,724	—	7,611,724	—
Singapore	16,592,079	16,592,079	—	—
South Africa	23,508,560	—	23,508,560	—
South Korea	124,945,208	—	124,945,208	—
Taiwan	344,815,640	—	344,815,640	—
United Kingdom	27,297,028	—	27,297,028	—
Uruguay	16,922,207	16,922,207	—	—
Preferred securities
Brazil	20,178,754	20,178,754	—	—
South Korea	173,534,967	—	173,534,967	—
|	5

	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$10,564,288	$10,564,288	—	—
Total investments in securities	$1,504,749,636	$240,259,928	$1,261,990,201	$2,499,507
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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